Retirement Benefits - Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of plan assets [Line Items]
Total	¥ (110,075)	¥ (17,928)
Plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Total	1,663,637	1,642,554	¥ 1,627,110
Plan assets [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	847,740	839,999
Plan assets [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	815,897	802,555
Plan assets [member] | Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	327,167	358,156
Debt instruments	230,979	223,764
General account of life insurance companies	41,595	41,297
Other investments and short-term assets	460,237	441,009
Plan assets [member] | Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	195,852	223,856
Debt instruments	16,857	10,790
General account of life insurance companies	0	222
Other investments and short-term assets	42,810	38,051
Plan assets [member] | Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	131,315	134,300
Debt instruments	214,122	212,974
General account of life insurance companies	41,595	41,075
Other investments and short-term assets	417,427	402,958
Plan assets [member] | Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	513,806	491,119
Other short-term assets	89,853	87,209
Plan assets [member] | Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	511,553	488,762
Other short-term assets	80,668	78,318
Plan assets [member] | Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	2,253	2,357
Other short-term assets	¥ 9,185	¥ 8,891